DERIVATIVES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) entity	Dec. 31, 2015 USD ($) entity
Derivative [Line Items]
Maximum derivative notional position as a percentage of assets	35.00%
Maximum credit exposure as a percentage of capital	3.00%
Maximum single counterparty credit risk exposure	$ 20,000
Number of counterparties | entity	10	9
Interest-bearing deposit swap	$ 1,354,056	$ 1,092,916
Derivative Liability	12,587	14,059
Credit Risk Contract [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts	0	100
Interest-bearing deposit swap	64,900	33,600
Other Credit Derivatives [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts	200	100
Interest-bearing deposit swap	17,800
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Interest-bearing deposit swap	13,200
Derivative [Member] | Other Liabilities [Member]
Derivative [Line Items]
Interest-bearing deposit swap	677,800	551,700
Derivative Liability	$ 5,200	$ 13,400